Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Cash flows from operating activities
Net income (loss) attributable to the Company	$ 101,600	$ (2,301,388)	$ (2,522,015)	$ (1,321,842)
Non-controlling interest in loss of consolidated subsidiaries	(1,370)	(1,384)	(1,838)	(6,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	386	1,624	1,947	5,005
Amortization of debt discount	61,320	375,617	375,617	269,668
Amortization of deferred loan costs		8,822	8,822	10,000
(Gain) loss on derivative liabilities	(255,188)	247,849	$ 395,619
Common stock payable for services			13,815
(Gain) loss on extinguishment of liabilities	(207,803)
Decrease in deposits		10,000
Stock-based compensation	47,254
Increase (decrease) in liabilities:
Accounts payable	23,187	2,515	(12,985)	12,283
Accrued expenses	106,321	229,279	291,386	1,021,196
Net cash used in operating activities	(124,293)	(71,545)	(74,111)	(10,293)
Cash flows from investing activities
Decrease in deposits		10,000
Net cash provided by investing activities		10,000
Cash flows from financing activities
Proceeds from common stock payable	37,563	65,000	75,000
Proceeds from debt				10,000
Proceeds from issuance of common stock	1,000
Proceeds from convertible notes payable	84,782
Net cash provided by financing activities	123,345	65,000	75,000	10,000
Net increase (decrease) in cash	(948)	3,455	889	(293)
Cash at the beginning of the period	1,030	141	141	434
Cash at the end of the period	82	3,596	1,030	141
Supplemental disclosures:
Interest paid
Income taxes paid
Debt discount on issuance of warrants				114
Adjustment to common stock and additional paid-in capital		(39)	(39)
Accrued expenses contributed to capital		2,063,468	2,340,844
Common shares issued for preferred stock and accrued dividends			(1,410,685)
Notes payable converted to common stock	56,100		1,950,000
Notes payable – related party contributed to capital		149,253	149,253
Accrued expenses converted to common stock payable			14,292
Common stock for common stock payable	236,783
Additional paid-in capital for common stock payable	2,827,549
Derivative liabilities converted to common stock	156,283
Common stock payable contributed to capital	90,000
Derivative liabilities for debt discount	63,914
Common stock for accounts payable	5,725
Common stock for accrued expenses	208,219
Preferred stock and accrued dividends converted to common stock payable		(1,410,685)
Notes payable converted to common stock payable		$ 1,950,000